Subsidiary Guarantors (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues
Oil and gas sales	$ 258,063	$ 148,967	$ 167,261
Other revenues	1,106	847	1,022
Total operating revenues	259,169	149,814	168,283
Operating costs and expenses
Lease operating	27,781	23,097	21,548
Production taxes	12,865	5,583	5,333
Exploration	1,710	356	780
Depletion, depreciation and amortization	114,136	80,709	68,906
Impairment of oil and gas properties	14,415	18,821	31,970
Accretion of discount	608	533	413
General and administrative (including non-cash compensation expense)	31,902	15,875	16,679
Total operating expenses	203,417	144,974	145,629
Operating income	55,752	4,840	22,654
Other income (expense)
Interest expense	(30,774)	(25,292)	(21,994)
Net gain (loss) on commodity derivatives	(2,566)	16,684	34,490
Gain on bargain purchase			26,208
Gain (loss) on sales of assets	(78)	1,162	(859)
Other income (expense), net	(33,418)	(7,446)	37,845
Income (loss) before income tax	22,334	(2,606)	60,499
Income tax provision
Current	85
Deferred	(156)	473	173
Total income tax provision	(71)	473	173
Net income (loss)	22,405	(3,079)	60,326
Net income attributable to non-controlling interests	24,591
Net income (loss) attributable to controlling interests	(2,186)	(3,079)	60,326
Eliminations
Other income (expense)
Equity interest in Income	3,400
Income tax provision
Net income (loss)	3,400
Net income attributable to non-controlling interests	24,591
JEI (Parent)
Other income (expense)
Equity interest in Income	(3,400)
Income tax provision
Current	85
Deferred	(1,299)
Total income tax provision	(1,214)
Net income (loss)	(2,186)
Net income (loss) attributable to controlling interests	(2,186)
Issuers
Operating revenues
Other revenues	469
Total operating revenues	469
Operating costs and expenses
General and administrative (including non-cash compensation expense)	4,154	2,589
Total operating expenses	4,154	2,589
Operating income	(3,685)	(2,589)
Other income (expense)
Interest expense	(29,653)	(24,679)
Net gain (loss) on commodity derivatives	(2,566)	16,684
Other income (expense), net	(32,219)	(7,995)
Income (loss) before income tax	(35,904)	(10,584)
Income tax provision
Deferred	1,143	473
Total income tax provision	1,143	473
Net income (loss)	(37,047)	(11,057)
Net income (loss) attributable to controlling interests		(11,057)
Guarantor Subsidiaries
Operating revenues
Oil and gas sales	258,063	148,967
Other revenues	637	847
Total operating revenues	258,700	149,814
Operating costs and expenses
Lease operating	27,781	23,097
Production taxes	12,865	5,583
Exploration	1,710	356
Depletion, depreciation and amortization	114,046	80,554
Impairment of oil and gas properties	14,415	18,821
Accretion of discount	608	533
General and administrative (including non-cash compensation expense)	27,490	12,562
Total operating expenses	198,915	141,506
Operating income	59,785	8,308
Other income (expense)
Interest expense	(1,121)	(613)
Gain (loss) on sales of assets	41	1,162
Other income (expense), net	(1,080)	549
Income (loss) before income tax	58,705	8,857
Income tax provision
Net income (loss)	58,705	8,857
Net income (loss) attributable to controlling interests		8,857
Non-Guarantor Subsidiaries
Operating costs and expenses
Depletion, depreciation and amortization	90	155
General and administrative (including non-cash compensation expense)	258	724
Total operating expenses	348	879
Operating income	(348)	(879)
Other income (expense)
Gain (loss) on sales of assets	(119)
Other income (expense), net	(119)
Income (loss) before income tax	(467)	(879)
Income tax provision
Net income (loss)	(467)	(879)
Net income (loss) attributable to controlling interests		$ (879)